FEDERATED HERMES MANAGED POOL SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 29, 2021

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MANAGED POOL SERIES (the “Trust”)
Federated Hermes International Dividend Strategy Portfolio (the “Fund”)

1933 Act File No. 333-128884
1940 Act File No. 811-21822

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust or Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated December 31, 2021, that would have otherwise been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to 485(b) as Post-Effective Amendment No. 75 on December 27, 2021.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary